Stock-Based Compensation	9 Months Ended
Sep. 30, 2026
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION:

Stock Options

As of September 30, 2026, and December 31, 2025, the number of Ordinary Shares included in the Company’s option plans totaled to 49,893,452 and 44,740,618, respectively.

4,950,289 out of the outstanding options that have not yet vested as of September 30, 2026, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event.

As of September 30, 2026, the unrecognized compensation costs related to those unvested stock options are $2,772 thousand, which are expected to be recognized over a weighted-average period of 2.96 years.

During 2026, the company extended the expiration date of 790,402 fully vested outstanding stock options that were supposed to expired during 2026. The company recorded expenses in the amount of $199 thousand, in the period ended on September 30,2026. These expenses represent the incremental fair value on the modification date.

The following is a summary of the status of the Company’s share option plan as of September 30, 2026:

	Nine months ended
	September 30, 2026
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2025	15,857,856	$1.81
Granted during the period	722,628	$1.81
Exercised during the period	(2,682,406)	$0.82
Forfeited during the period	(747,793)	$2.46
Options outstanding as of September 30, 2026	13,150,285	$1.98
Options exercisable as of September 30, 2026	6,707,496	$1.23

The following table summarizes information about stock options outstanding as of September 30, 2026:

Outstanding as of September 30, 2026					Exercisable as of September 30, 2026
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	5,574,854	3.39	0.82	5,909	5,574,854	3.39	0.82	5,909
$1.66-$1.87	372,539	5.80	1.66	82	202,127	5.39	1.66	44
$2.00-$2.13	2,730,710	6.27	2.00	-	37,140	5.00	2.13	-
$2.27	894,460	5.36	2.27	-	15,653	5.93	2.27	-
$2.39-$2.41	538,709	3.04	2.40	-	538,709	3.04	2.40	-
$3.25	1,350,000	2.21	3.25	-	-	-	-	-
$4.25	1,350,000	6.21	4.25	-	-	-	-	-
$4.99	147,306	1.01	4.99	-	147,306	1.01	4.99	-
$5.36	131,250	0.08	5.36	-	131,250	0.08	5.36	-
$7.58	56,920	1.74	7.58	-	56,920	1.74	7.58	-
$9.07	3,537	2.21	9.07	-	3,537	2.21	9.07	-

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the nine months ended on September 30, 2026	For the nine months ended on September 30, 2025
Expected term	4-5	4-5
Expected volatility	68.19%-71.68%	59.63%-65.99%
Expected dividend rate	0%	0%
Risk-free rate	3.65%-4.76%	3.70%-4.36%

During the nine-month period ended on September 30, 2026, 572,628 options and 773,929 restricted shares were granted to related parties (please refer to Note 13 for further information).

As of September 30, 2026, the unrecognized compensation costs related to unvested stock options was $3,497 thousand, which are expected to be recognized over a weighted-average period of 2.88 years.

The weighted-average fair value of the options that were granted during the nine-month period ended September 30, 2026, was $1.81 at the grant date.

The total intrinsic value of options exercised during the period of nine months ended September 30, 2026 was $4,261 thousand.

The following table presents the classification of the stock options expenses for the periods indicated:

	Nine months ended September 30		Three months ended September 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Cost of revenue	61	62	21	25
Research and development	300	296	217	67
Sales and marketing	79	131	49	47
General and administrative	1,056	530	224	219
Total stock-based compensation	1,496	1,019	511	358

Restricted Stock Units

The following is a summary of the status of the Company's RSU's as of September 30, 2026, as well as changes during the period of nine months ended September 30, 2026:

	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,602,317	$2.95
Granted during the period	4,828,811	$1.41
Vested during the period	(3,337,603)	$3.17
Forfeited during the period	(1,449,877)	$2.56
Outstanding at the end of the period	8,643,648	$2.07

As of September 30, 2026, the unrecognized compensation cost related to unvested RSUs totaled to approximately $15,387 thousand and is expected to be expensed over a weighted-average recognition period of approximately 2.35 years.

During the nine-month period ended on September 30, 2026, 773,929 RSU's were granted to several related parties (please refer to Note 13 for further information).

The following table presents the classification of RSU's expenses for the periods indicated:

	Nine months ended September 30		Three months ended September 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Cost of revenue	557	689	186	230
Research and development	3,796	5,255	1,264	1,729
Sales and marketing	1,844	2,775	591	800
General and administrative	1,528	1,932	423	612
Total stock-based compensation-RSUs	7,725	10,651	2,464	3,371